Offsetting financial assets and liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Financial Assets and Financial Liabilities
The following table identifies the amounts that have been offset on the consolidated balance sheet in accordance with the requirements of IAS 32 “Financial Instruments: Presentation”, and also those amounts that are subject to enforceable netting agreements but do not qualify for offsetting on the consolidated balance sheet either because we do not have a currently enforceable legal right to set-off the recognized amounts, or because we do not intend to settle on a net basis or to realize the asset and settle the liability simultaneously.

		Amounts subject to enforceable netting agreements
		Gross amounts of recognized financial instruments	Gross amounts offset on the consolidated balance sheet (1)		Related amounts not set-off on the consolidated balance sheet			Amounts not subject to enforceable netting agreements	(4)	Net amounts presented on the consolidated balance sheet
$ millions, as at October 31				Net amounts	Financial instruments (2)	Collateral received (3)	Net amounts
2025	Financial assets
	Derivatives	$32,224	$(46)	$32,178	$(24,469)	$(6,474)	$1,235	$6,174		$38,352
	Cash collateral on securities borrowed	21,697	–	21,697	–	(21,161)	536	–		21,697
	Securities purchased under resale agreements	108,220	(21,525)	86,695	–	(86,584)	111	–		86,695
	Total	$162,141	$(21,571)	$140,570	$(24,469)	$(114,219)	$1,882	$6,174		$146,744
	Financial liabilities
	Derivatives	$35,634	$(46)	$35,588	$(24,469)	$(9,494)	$1,625	$5,823		$41,411
	Cash collateral on securities lent	6,031	–	6,031	–	(5,989)	42	–		6,031
	Obligations related to securities sold under repurchase agreements	151,567	(21,525)	130,042	–	(129,997)	45	–		130,042
	Total	$193,232	$(21,571)	$171,661	$(24,469)	$(145,480)	$1,712	$5,823		$177,484
2024	Financial assets
	Derivatives	$29,965	$(40)	$29,925	$(21,777)	$(4,394)	$3,754	$6,510		$36,435
	Cash collateral on securities borrowed	17,028	–	17,028	–	(14,432)	2,596	–		17,028
	Securities purchased under resale agreements	86,497	(2,776)	83,721	–	(80,010)	3,711	–		83,721
	Total	$133,490	$(2,816)	$130,674	$(21,777)	$(98,836)	$10,061	$6,510		$137,184
	Financial liabilities
	Derivatives	$35,361	$(40)	$35,321	$(21,777)	$(7,842)	$5,702	$5,333		$40,654
	Cash collateral on securities lent	7,997	–	7,997	–	(5,169)	2,828	–		7,997
	Obligations related to securities sold under repurchase agreements	112,929	(2,776)	110,153	–	(109,368)	785	–		110,153
	Total	$156,287	$(2,816)	$153,471	$(21,777)	$(122,379)	$9,315	$5,333		$158,804

(1)
Comprises amounts related to financial instruments which qualify for offsetting. This amount excludes derivatives which are settled-to-market (STM) as STM derivatives are settled on a daily basis, resulting in derecognition, rather than offsetting, of the related amounts.

(2)
Comprises amounts subject to set-off under enforceable netting agreements, such as ISDA agreements, derivative exchange or clearing counterparty agreements, global master repurchase agreements, and global master securities lending agreements. Under such arrangements, all outstanding transactions governed by the relevant agreement can be offset if an event of default or other predetermined event occurs.

(3)	Collateral received and pledged amounts are reflected at fair value, but have been limited to the net balance sheet exposure so as not to include any over-collateralization.
(4)	Includes exchange-traded derivatives and derivatives which are STM.